Shareholder Report, Line Graph (Details) - USD ($)	Feb. 28, 2023	Mar. 31, 2022	Jan. 31, 2020	Feb. 28, 2018	Nov. 14, 2017	Sep. 05, 2017	May 02, 2016	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
C000192839
Account Value [Line Items]
Line Graph and Table Measure Name						Fund
C000215652
Account Value [Line Items]
Line Graph and Table Measure Name			Fund
C000195231
Account Value [Line Items]
Line Graph and Table Measure Name					Fund
C000198634
Account Value [Line Items]
Line Graph and Table Measure Name				Fund
C000241075
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000171473
Account Value [Line Items]
Line Graph and Table Measure Name							Fund
C000234237
Account Value [Line Items]
Line Graph and Table Measure Name		Fund
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value						$ 10,000		$ 10,723	$ 9,700	$ 9,666	$ 11,464	$ 11,519	$ 10,848	$ 9,728	$ 9,932
MSCI Emerging Markets Index - USD Net Returns
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index - USD Net Returns
Account Value			$ 10,000					11,852	9,457	8,536	12,375	10,581
MSCI All Country World Index ex-USA - USD Net Returns
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI All Country World Index ex-USA - USD Net Returns
Account Value					$ 10,000			13,595	10,934	9,757	12,961	9,996	10,264	9,225
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000				22,670	16,444	15,173	18,173	12,629	11,465	10,103
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000							14,450	10,481
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Account Value							$ 10,000	11,082	10,025	9,990	11,848	11,905	11,211	10,054	10,265	$ 10,173
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000						12,866	9,333	8,611
JPMorgan EMBI Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name						JPMorgan EMBI Global Diversified Index
Account Value						$ 10,000		11,202	9,480	8,749	11,540	11,052	10,945	9,571	$ 10,011
MSCI World ex-USA Index - USD Net Returns
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI World ex-USA Index - USD Net Returns
Account Value					$ 10,000			14,324	11,567	10,276	13,181	9,721	10,429	9,388
MSCI USA Minimum Volatility Index - USD Net Returns
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI USA Minimum Volatility Index - USD Net Returns
Account Value				$ 10,000				18,800	14,867	14,541	$ 15,658	$ 12,294	$ 12,549	$ 10,580
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 10,000							12,243	9,133
S&P MidCap 400 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Value Index
Account Value	$ 10,000							11,717	8,827
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value		$ 10,000						10,800	8,196	9,099
S&P SmallCap 600 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600 Value Index
Account Value		$ 10,000						$ 10,829	$ 8,406	$ 9,306